Debt - Convertible Notes Table (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016	Mar. 09, 2015	Nov. 30, 2014
2021 Cheniere Convertible Unsecured Notes [Member]
Debt Instrument [Line Items]
Aggregate original principal		$ 1,000
Debt component, net of discount		1,040				$ 809
Equity component		$ 206		$ 205		$ 191
Maturity date		May 28, 2021
Contractual interest rate		4.875%
Effective interest rate		8.30%	[1]	8.30%
Remaining debt discount and debt issuance costs amortization period	[2]	3 years 149 days
2025 CCH Holdco II Convertible Senior Notes [Member]
Debt Instrument [Line Items]
Aggregate original principal		$ 1,000
Debt component, net of discount		1,305
Equity component		$ 0
Maturity date		Mar. 01, 2025
Contractual interest rate		11.00%
Effective interest rate	[1]	11.90%
Remaining debt discount and debt issuance costs amortization period	[2]	2 years 274 days
2045 Cheniere Convertible Senior Notes [Member]
Debt Instrument [Line Items]
Aggregate original principal		$ 625
Debt component, net of discount		311			$ 304
Equity component		$ 194		$ 194	$ 196
Maturity date		Mar. 15, 2045
Contractual interest rate		4.25%
Effective interest rate		9.40%	[1]	9.40%
Remaining debt discount and debt issuance costs amortization period	[2]	27 years 81 days

[1]	Rate to accrete the discounted carrying value of the convertible notes to the face value over the remaining amortization period.
[2]	We amortize any debt discount and debt issuance costs using the effective interest over the period through contractual maturity except for the 2025 CCH HoldCo II Convertible Senior Notes, which are amortized through the date they are first convertible by holders into our common stock.